INVESTMENTS IN UNCONSOLIDATED AFFILIATES	3 Months Ended
Mar. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED AFFILIATES	INVESTMENTS IN UNCONSOLIDATED AFFILIATES
As of March 31, 2025, Dole’s investments in unconsolidated affiliates were $128.7 million, of which $122.4 million represented equity method investments, and $6.3 million represented investments in which Dole does not have significant influence. As of December 31, 2024, Dole’s investments in unconsolidated affiliates were $129.3 million, of which $126.2 million represented equity method investments, and $3.1 million represented investments in which Dole does not have significant influence.
Dole’s consolidated net income includes its proportionate share of the net income or loss of equity method investments in affiliates. When Dole records its proportionate share of net income, it increases equity method earnings in the condensed consolidated statements of operations and the carrying value in that investment in the condensed consolidated balance sheets. Conversely, when Dole records its proportionate share of a net loss, it decreases equity method earnings in the condensed consolidated statements of operations and the carrying value in that investment in the condensed consolidated balance sheets. Cash dividends received from investments in which Dole does not have significant influence are recorded in other (expense) income, net, and have historically not been significant.
Transactions with Unconsolidated Affiliates
In the ordinary course of business, Dole enters into arm’s length transactions with unconsolidated affiliates, which include trading sales and purchases of goods and other supplies. From time to time, Dole also provides both seasonal and long-term loans to these affiliates, though these amounts have historically not been significant. The following table presents sales to and purchases from investments in unconsolidated affiliates for the three months ended March 31, 2025 and March 31, 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(U.S. Dollars in thousands)
Sales	$32,443	$31,211
Purchases	34,394	34,622
The following tables presents amounts due from and to investments in unconsolidated affiliates as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$20,619	$26,053
Amounts due from investments in unconsolidated affiliates presented within other receivables	2,801	2,374
Amounts due from investments in unconsolidated affiliates presented within other assets	8,594	8,132
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(11,520)	(9,778)